Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, trade, allowance for doubtful accounts	$ 3,092	$ 8,321
Deferred financing costs, accumulated amortization	$ 2,490	$ 16,388
Preferred stock, par value	$ 0.01	$ 0
Preferred stock, shares authorized	45,000,000	0
Preferred Stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0.01	$ 0
Common stock, shares authorized	360,000,000	0
Common stock, shares issued	58,628,764	0
Common stock, shares outstanding	58,434,704	0
Treasury stock, shares	194,060	0
Class B Common Stock [Member]
Common stock, par value	$ 0.01	$ 0
Common stock, shares authorized	90,000,000	0
Common stock, shares issued	13,534,408	0
Common stock, shares outstanding	13,534,408	0